Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	[1]	$ 251,418	$ 263,143
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral		140,533	150,456
Bank assets [member] | Securities [member] | NHA mortgaged back securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral		$ 6,121	$ 3,688

[1]	Includes on-balance sheet securities borrowed or purchased under resale agreements and available off-balance sheet collateral received.